Loan Receivable, Net (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loan receivable	$ 205,814,720	$ 221,508,266
Provision for loan losses
Collectively assessed	(12,378)	(23,264)	$ (11,635)
Individually assessed	(154,018,215)	(128,904,336)	$ (103,680,178)
Provision for loan losses	(154,030,593)	(128,927,600)
Loan receivable, net	51,784,127	92,580,666
Loan receivable - related parties, net		490,724
Loan receivable - third parties, net	51,784,127	92,089,942
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loan receivable	93,065,862	108,913,922
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loan receivable	$ 112,748,858	$ 112,594,344